Fair Value Measurements Fair Value Measurements Narrative Tagging (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	$ (146,053)	$ 10,632,590	$ (4,852,177)
Tolerable Range of Difference in Valuation	7.50%
Commitments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	$ 5,600,000	$ 5,800,000